                        SUPPLEMENT DATED OCTOBER 13, 2005
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

     This supplement provides information regarding:

(a) Advisory Fees:

     (i) an advisory fee waiver for certain portfolios of John Hancock Trust (the "Trust");

     (ii) a decrease in the advisory fee waiver for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust;

     (iii) a change to the method of calculating the advisory fee for certain of the Trust portfolios so that net assets of certain other portfolios are included for the purposes of determining advisory fee breakpoints;

     (iv) Fundamental Value Trust and Financial Services Trust - decrease in the advisory fee (making contractual the existing voluntary advisory fee waiver).

(b) All Cap Growth Trust - portfolio manager changes; and

(c) Value Trust - authorization to invest in REITs;

Each of these changes is described below.

ADVISORY FEES

     Advisory Fee Waiver for All Portfolios of the Trust Except Those Noted
Below

     Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios as set forth below (the "Reimbursement"). The Reimbursement shall apply to all portfolios of the Trust except those noted below (the "Participating Portfolios").

The Reimbursement will not apply to the following portfolios:

Each Lifestyle Trust
American Bond Trust
American Growth Trust
American International Trust
American Blue Chip Income and Growth Trust
American Growth-Income Trust
Money Market Trust B
500 Index Trust B
International Equity Index Trust B
Bond Index Trust B

     The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

     Decrease in the Advisory Fee Waiver for Science & Technology, Health Sciences,

     Blue Chip Growth, Equity-Income, Small Company Value and Mid Value Trusts.

     The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology, Health Sciences, Blue Chip Growth, Equity-Income, Small Company Value and Mid Value Trusts. This waiver is based on the combined assets of these portfolios and may be terminated at any time by the Adviser.

     The percentage fee reduction for each asset level currently is as follows:

COMBINED ASSET LEVELS                         FEE REDUCTION
---------------------                      -------------------
                                           (AS A PERCENTAGE OF
                                            THE ADVISORY FEE)
First $750 million......................          0.00%
Over $750 million.......................           5.0%
Between $1.5 billion and $3.0 billion...           7.5%
Over $3.0 billion.......................            10%

If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004).

Science & Technology Trust...   1.01%
Health Sciences Trust........   1.02%
Blue Chip Growth Trust.......   0.79%
Equity-Income Trust..........   0.78%
Mid Value Trust..............   0.98%
Small Company Value Trust....   1.01%

     Effective October 14, 2005, the percentage fee reduction will be reduced as noted below and the waiver will be based on the assets of the six portfolios noted above as well as the Spectrum Income Trust and the following funds in John Hancock Funds II: Science & Technology Fund, Health Sciences Fund, Blue Chip Growth Fund, Small Company Value Fund, Spectrum Income Fund and Equity-Income Fund.

COMBINED ASSET LEVELS         FEE REDUCTION
---------------------      -------------------
                           (AS A PERCENTAGE OF
                            THE ADVISORY FEE)
First $750 million......          0.00%
Over $750 million.......          5.00%

If the new advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004).

Science & Technology Trust...   1.02%
Health Sciences Trust........   1.03%
Blue Chip Growth Trust.......   0.80%
Equity-Income Trust..........   0.79%
Mid Value Trust..............   0.99%
Small Company Value Trust....   1.02%
Spectrum Income Trust........   0.75%

     Advisory Fee Changes

     On September 22-23, 2005, the Trustees of John Hancock Trust (the "Trust") approved an amendment to the Trust's advisory agreement (the "Amended Advisory Agreement") changing the method of calculating the advisory fees of the Trust portfolios noted below in Appendix A. This change, which is described below, will be effective October 14, 2005.

     Under the current advisory agreement, the advisory fee is stated as an annual percentage of the current value of a Trust portfolio's net assets. Under the Amended Advisory Agreement, the amount of the advisory fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to this supplement to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios managed by the same subadviser as indicated in the notes to the tables in Appendix A, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios.

     Under both the current advisory agreement and the Amended Advisory Agreement, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The change to the method of calculating the advisory fees of the Trust portfolios noted in Appendix A will not result in an immediate change to the effective advisory fee rate of these portfolios. However, if net asset levels in the Trust portfolios and the John Hancock Funds II portfolios increase, the effective annual advisory fee rate for a portfolio will decrease if such increase in net assets causes the advisory fee for the portfolio to reach the next advisory fee breakpoint.

     For information relating to changes to the advisory fees for the Managed Trust and the International Stock Trust which were effective August 1, 2005, see the supplement to the Trust dated June 27, 2005 (as amended and restated July 29, 2005). A shareholders meeting for the Growth & Income Trust will be held on October 17, 2005 to consider an increase in the advisory fee for the portfolio. Both the current advisory fee for the Growth & Income Trust and the advisory fee being considered by shareholders are set forth in Appendix A.

     Financial Services Trust and Fundamental Value Trust

     The advisory fees for the Financial Services Trust and the Fundamental Value Trust currently are as follows:

                                          BETWEEN
                                        $50 MILLION
                            FIRST            AND        EXCESS OVER
PORTFOLIO               $50 MILLION*   $500 MILLION*   $500 MILLION*
---------               ------------   -------------   -------------
Financial Services...       0.90%          0.85%           0.80%
Fundamental Value....       0.90%          0.85%           0.80%

*    as a percentage of average annual net assets.

     The Adviser is currently voluntarily reducing these advisory fees to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                          BETWEEN
                                        $50 MILLION
                            FIRST           AND         EXCESS OVER
PORTFOLIO               $50 MILLION*   $500 MILLION*   $500 MILLION*
---------               ------------   -------------   -------------
Financial Services......    0.85%          0.80%           0.75%
Fundamental Value.......    0.85%          0.80%           0.75%

*    as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust and the Fundamental Value Trust (the "Funds") will be lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver will be eliminated. In addition, the administrative service agreement between the Adviser and Davis Selected Advisers, L.P. ("Davis"), the subadviser to the Funds, whereby Davis pays the Adviser 0.05% of the average annual net assets of each of the Funds (on an annualized basis) to defray a portion of the expense of providing continuing administrative services and investor support services to the Funds will be eliminated.

ALL CAP GROWTH TRUST

The disclosure under "All Cap Growth Trust - Subadviser and Portfolio Managers" is amended and restated as follows:

     A I M Capital Management, Inc., ("AIM"). AIM manages the All Cap Growth Trust. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

The following individuals are jointly and primarily responsible for the day-to-day management of the All Cap Growth Trust's portfolio:

     - Larry H. Sachnowitz (since September, 2005). Mr. Sachnowitz has been associated with AIM/and or its affiliates since 1987 and is the lead portfolio manager. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the All Cap Growth Trust's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

     - Kirk L. Anderson (since September, 2005). Mr. Anderson has been associated with AIM/and or its affiliates since 1994.

     - James G. Birdsall (since September, 2005). Mr. Birdsall has been associated with AIM/and or its affiliates since 1995.

     - Robert J. Lloyd (since September, 2005). Mr. Lloyd has been associated with AIM and/or its affiliates since 1990.

     They are assisted by the AIM's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the portfolio, but do not have day-to-day management responsibilities with respect to the portfolio. Members of the team may change from time to time.

     The Trust's Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

VALUE TRUST

Effective October 14, 2005, the Value Trust portfolio may invest up to 15% of its net assets in REITS. Investing in REITs and real estate related securities involves the risks associated with real estate investing, such as declines in real estate values, deterioration in general and local economic conditions and increases in interest rates. Any such developments could negatively affect the securities held by the portfolio and the value of the portfolio may decline. Additional risks associated with investing in securities linked to the real estate market is set forth under ""Risks of Investing in Certain Types of Securities."

                                   APPENDIX A

                                                      BETWEEN            BETWEEN            BETWEEN
                                     FIRST        $50 MILLION AND   $200 MILLION AND   $500 MILLION AND    EXCESS OVER
                                  $50 MILLION     $200 MILLION OF    $500 MILLION OF     $1 BILLION OF    $1 BILLION OF
                               OF AGGREGATE NET    AGGREGATE NET      AGGREGATE NET      AGGREGATE NET    AGGREGATE NET
PORTFOLIO                           ASSETS             ASSETS            ASSETS             ASSETS            ASSETS
---------                      ----------------   ---------------   ----------------   ----------------   -------------
All Cap Core(1).............        0.800%             0.800%            0.800%             0.750%            0.750%
Blue Chip Growth(2).........        0.825%             0.825%            0.825%             0.825%            0.800%
Bond Index A(3).............        0.470%             0.470%            0.470%             0.470%            0.470%
Dynamic Growth(4)...........        0.950%             0.950%            0.950%             0.900%            0.900%
Emerging Growth(5)..........        0.800%             0.800%            0.800%             0.800%            0.800%
Emerging Small Company(6)...        1.000%             1.000%            1.000%             0.970%            0.950%
Equity-Income(7)............        0.825%             0.825%            0.825%             0.825%            0.800%
Global Allocation(8)........        0.850%             0.850%            0.850%             0.800%            0.800%
High Yield(9)...............        0.725%             0.725%            0.725%             0.650%            0.650%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Core Trust, a series of the Trust, and the All Cap Core Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of the Trust, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Bond Index Trust A, a series of the Trust, and the Bond Index Fund A, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Dynamic Growth Trust, a series of the Trust, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Growth Trust, a series of the Trust, and the Emerging Growth Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Small Company Trust, a series of the Trust, and the Emerging Small Company Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of the Trust, and the Equity-Income Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Global Allocation Trust, a series of the Trust, and the Global Allocation Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of the Trust, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                      BETWEEN            BETWEEN            BETWEEN
                                      FIRST        $50 MILLION AND   $200 MILLION AND   $500 MILLION AND    EXCESS OVER
                                   $50 MILLION     $200 MILLION OF    $500 MILLION OF     $1 BILLION OF    $1 BILLION OF
                                OF AGGREGATE NET    AGGREGATE NET      AGGREGATE NET      AGGREGATE NET    AGGREGATE NET
PORTFOLIO                            ASSETS             ASSETS            ASSETS             ASSETS            ASSETS
---------                       ----------------   ---------------   ----------------   ----------------   -------------
Health Sciences(1)...........        1.050%             1.050%            1.050%             1.000%            1.000%
International Small Cap(2)...        1.050%             1.050%            0.950%             0.850%            0.850%
International Value(3).......        0.950%             0.950%            0.850%             0.800%            0.800%
Investment Quality Bond(4)...        0.600%             0.600%            0.600%             0.550%            0.550%
Mid Cap Stock(5).............        0.875%             0.875%            0.850%             0.825%            0.825%
Mid Cap Value(6).............        0.900%             0.900%            0.850%             0.825%            0.825%
Mid Value(7).................        1.050%             0.950%            0.950%             0.950%            0.950%
Money Market(8)..............        0.500%             0.500%            0.500%             0.470%            0.470%
Natural Resources(9).........        1.050%             1.000%            1.000%             1.000%            1.000%
Pacific Rim(10)..............        0.800%             0.800%            0.800%             0.700%            0.700%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of the Trust, and the Health Sciences Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the International Small Cap Trust, a series of the Trust, and the International Small Cap Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the International Value Trust, a series of the Trust, the International Value Fund, a series of John Hancock Funds II, the Global Trust, a series of the Trust and the Global Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Investment Quality Bond Trust, a series of the Trust, and the Investment Quality Bond Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of the Trust, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Value Trust, a series of the Trust, and the Mid Cap Value Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Value Trust, a series of the Trust, and the Mid Value Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Money Market Trust, a series of the Trust, and the Money Market Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the Natural Resources Trust, a series of the Trust, and the Natural Resources Fund, a series of John Hancock Funds II, are included.

(10) For purposes of determining Aggregate Net Assets, the net assets of: the Pacific Rim Trust, a series of the Trust, and the Pacific Rim Fund, a series of John Hancock Funds II, are included.

                                                      BETWEEN            BETWEEN            BETWEEN
                                      FIRST        $50 MILLION AND   $200 MILLION AND   $500 MILLION AND    EXCESS OVER
                                   $50 MILLION     $200 MILLION OF    $500 MILLION OF     $1 BILLION OF    $1 BILLION OF
                                OF AGGREGATE NET    AGGREGATE NET      AGGREGATE NET      AGGREGATE NET    AGGREGATE NET
PORTFOLIO                            ASSETS             ASSETS            ASSETS             ASSETS            ASSETS
---------                       ----------------   ---------------   ----------------   ----------------   -------------
Quantitative All Cap(1)......        0.750%             0.700%            0.700%             0.700%            0.700%
Quantitative Mid Cap(2)......        0.750%             0.750%            0.650%             0.650%            0.650%
Real Estate Securities(3)....        0.700%             0.700%            0.700%             0.700%            0.700%
Science & Technology(4)......        1.050%             1.050%            1.050%             1.000%            1.000%
Small Cap(5).................        0.850%             0.850%            0.850%             0.850%            0.850%
Small Cap Opportunities(6)...        1.000%             1.000%            1.000%             0.950%            0.950%
Small Company Value(7).......        1.050%             1.050%            1.050%             1.000%            1.000%
Special Value(8).............        1.000%             1.000%            1.000%             0.950%            0.950%
Strategic Bond(9)............        0.725%             0.725%            0.725%             0.650%            0.650%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative All Cap Trust, a series of the Trust, and the Quantitative All Cap Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Mid Cap Trust, a series of the Trust, and the Quantitative Mid Cap Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of the Trust, and the Real Estate Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Science & Technology Trust, a series of the Trust, and the Science & Technology Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Trust, a series of the Trust, and the Small Cap Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Opportunities Trust, a series of the Trust, and the Small Cap Opportunities Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Value Trust, a series of the Trust, and the Small Company Value Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Special Value Trust, a series of the Trust, and the Special Value Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Bond Trust, a series of the Trust, and the Strategic Bond Fund, a series of John Hancock Funds II, are included.

                                                           BETWEEN $50        BETWEEN $250      BETWEEN $500
                                                        MILLION AND $250   MILLION AND $500     MILLION AND     EXCESS OVER
                                    FIRST $50 MILLION      MILLION OF          MILLION OF      $1 BILLION OF   $1 BILLION OF
                                     OF AGGREGATE NET     AGGREGATE NET      AGGREGATE NET       AGGREGATE     AGGREGATE NET
PORTFOLIO                                 ASSETS             ASSETS              ASSETS          NET ASSET         ASSETS
---------                           -----------------   ----------------   -----------------   -------------   -------------
All Cap Value(1).................         0.850%             0.850%              0.800%            0.750%          0.750%
Financial Services(2)............         0.850%             0.800%              0.800%            0.750%          0.750%
Fundamental Value(3).............         0.850%             0.800%              0.800%            0.750%          0.750%
International Opportunities(4)...         1.000%             1.000%              0.950%            0.900%          0.900%
Large Cap(5).....................         0.850%             0.850%              0.800%            0.750%          0.750%
Mid Cap Index(6).................         0.490%             0.490%              0.480%            0.460%          0.460%

                                                        BETWEEN $50        BETWEEN $250      BETWEEN $500
                                                     MILLION AND $250   MILLION  AND $500    MILLION AND     EXCESS OVER
                                 FIRST $50 MILLION      MILLION OF          MILLION OF      $1 BILLION OF   $1 BILLION OF
                                  OF AGGREGATE NET     AGGREGATE NET      AGGREGATE NET       AGGREGATE     AGGREGATE NET
PORTFOLIO                              ASSETS             ASSETS              ASSETS          NET ASSET         ASSETS
---------                        -----------------   ----------------   -----------------   -------------   -------------
Small Cap Index(7)............         0.490%             0.490%              0.480%           0.460%           0.460%
Total Stock Market Index(8)...         0.490%             0.490%              0.480%           0.460%           0.460%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Value Trust, a series of the Trust, and the All Cap Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of the Trust, and the Financial Services Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Fundamental Value Trust, a series of the Trust, and the Fundamental Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the International Opportunities Trust, a series of the Trust, and the International Opportunities Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Trust, a series of the Trust, and the Large Cap Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of the Trust, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of the Trust, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of the Trust, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                    BETWEEN $500 MILLION AND   BETWEEN $1 BILLION AND        EXCESS OVER
                             FIRST $500 MILLION      $1 BILLION OF AGGREGATE       $2.5 BILLION OF         $2.5 BILLION OF
PORTFOLIO                 OF AGGREGATE NET ASSETS          NET ASSETS           AGGREGATE NET ASSETS    AGGREGATE NET ASSETS
---------                 -----------------------   ------------------------   ----------------------   --------------------
Growth Opportunities(1)            0.800%                    0.780%                    0.770%                  0.760%
Growth(2)                          0.800%                    0.780%                    0.770%                  0.760%
Intrinsic Value(3)                 0.780%                    0.760%                    0.750%                  0.740%
U.S. Multi Sector(4)               0.780%                    0.760%                    0.750%                  0.740%
Value Opportunities(5)             0.800%                    0.780%                    0.770%                  0.760%

(1) For purposes of determining Aggregate Net Assets, the net assets of the Growth Opportunities Trust, a series of the Trust, the Growth Opportunities Fund, a series of John Hancock Funds III, and the Growth Opportunities Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of both the Growth Trust, a series of the Trust, the Growth Fund, a series of John Hancock Funds III, and the Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of the Intrinsic Value Trust, a series of the Trust, the Intrinsic Value Fund, a series of John Hancock Funds III, and the assets of the Intrinsic Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of the U.S. Multi Sector Trust, a series of the Trust, and the U.S. Multi Sector Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of the Value Opportunities Trust, a series of the Trust, the Value Opportunities Fund, a series of John Hancock Funds III, and the Value Opportunities Fund, a series of John Hancock Funds II, are included.

                                                          BETWEEN $50        BETWEEN $200      BETWEEN $500
                                                       MILLION AND $200   MILLION  AND $500    MILLION AND     EXCESS OVER
                                   FIRST $50 MILLION      MILLION OF          MILLION OF      $1 BILLION OF   $1 BILLION OF
                                    OF AGGREGATE NET     AGGREGATE NET      AGGREGATE NET       AGGREGATE     AGGREGATE NET
PORTFOLIO                                ASSETS             ASSETS              ASSETS          NET ASSET         ASSETS
---------                          -----------------   ----------------   -----------------   -------------   -------------
U.S. Government Securities(1)...         0.650%             0.650%              0.650%           0.550%           0.550%
U.S. High Yield Bond(2).........         0.750%             0.750%              0.720%           0.720%           0.720%
Value(3)........................         0.750%             0.750%              0.725%           0.650%           0.650%
500 Index(4)....................         0.470%             0.470%              0.470%           0.460%           0.460%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of the Trust, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. High Yield Bond Trust, a series of the Trust, and the U.S. High Yield Bond Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Value Trust, a series of the Trust, and the Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the 500 Index Trust, a series of the Trust, and the 500 Index Fund, a series of John Hancock Funds II, are included.

                                                             BETWEEN $500 MILLION AND        EXCESS OVER
                                      FIRST $500 MILLION      $1 BILLION OF AGGREGATE      $1 BILLION OF
PORTFOLIO                          OF AGGREGATE NET ASSETS          NET ASSETS          AGGREGATE NET ASSETS
---------                          -----------------------   ------------------------   --------------------

Quantitative Value(1)...........            0.700%                    0.650%                   0.600%
Strategic Income(2).............            0.725%                    0.650%                   0.650%
U.S. Global Leaders Growth(3)...           0.7125%                    0.675%                   0.675%
Value & Restructuring(4)........            0.850%                    0.800%                   0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Value Trust, a series of the Trust, and the Quantitative Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Income Trust, a series of the Trust, and the Strategic Income Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Global Leaders Growth Trust, a series of the Trust, and the U.S. Global Leaders Growth Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Value & Restructuring Trust, a series of the Trust, and the Value & Restructuring Fund, a series of John Hancock Funds II, are included.

                                                            BETWEEN $100        BETWEEN $200      BETWEEN $500
                                                          MILLION AND $200   MILLION  AND $500    MILLION AND     EXCESS OVER
                                     FIRST $100 MILLION      MILLION OF          MILLION OF      $1 BILLION OF   $1 BILLION OF
                                      OF AGGREGATE NET      AGGREGATE NET      AGGREGATE NET       AGGREGATE     AGGREGATE NET
PORTFOLIO                                  ASSETS              ASSETS              ASSETS          NET ASSET         ASSETS
---------                            ------------------   ----------------   -----------------   -------------   -------------
International Equity Index A(1)...         0.550%              0.530%             0.530%            0.530%          0.530%
Small Cap Growth(2)...............         1.100%              1.050%             1.050%            1.050%          1.050%
Small Cap Value(3)................         1.100%              1.050%             1.050%            1.050%          1.050%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the International Equity Index Trust A, a series of the Trust, and the International Equity Index Fund A, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of the Trust, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of the Trust, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                                BETWEEN $300        BETWEEN $600     BETWEEN $900
                                              MILLION AND $600   MILLION  AND $900    MILLION AND     EXCESS OVER
                         FIRST $300 MILLION      MILLION OF          MILLION OF      $1.5 BILLION   $1.5 BILLION OF
                          OF AGGREGATE NET      AGGREGATE NET      AGGREGATE NET     OF AGGREGATE    AGGREGATE NET
PORTFOLIO                      ASSETS              ASSETS              ASSETS          NET ASSET         ASSETS
---------                ------------------   ----------------   -----------------   ------------   ---------------
Strategic Value(1)....         0.850%              0.825%              0.800%           0.775%           0.700%
Utilities(2)..........         0.850%              0.825%              0.800%           0.775%           0.700%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Value Trust, a series of the Trust, and the Strategic Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Utilities Trust, a series of the Trust, and the Utilities Fund, a series of John Hancock Funds II, are included.

                                                BETWEEN $250     BETWEEN $500
                                              MILLION AND $500    MILLION AND    EXCESS OVER
                         FIRST $250 MILLION      MILLION OF       $1 BILLION    $1 BILLION OF
                          OF AGGREGATE NET      AGGREGATE NET    OF AGGREGATE   AGGREGATE NET
PORTFOLIO                      ASSETS              ASSETS          NET ASSET       ASSETS
---------                ------------------   ----------------   ------------   -------------

Spectrum Income(1)...          0.800%              0.725%           0.725%         0.725%
Vista Trust(2).......          0.900%              0.850%           0.825%         0.800%

(1) For purposes of determining Aggregate Net Assets, the net asset of: the Spectrum Income Trust, a series of the Trust, and the Spectrum Income Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Vista Trust, a series of the Trust, and the Vista Fund, a series of John Hancock Funds II, are included.

                                    FIRST $300    EXCESS OVER
                                    MILLION OF   $300 MILLION
                                     AGGREGATE   OF AGGREGATE
PORTFOLIO                           NET ASSETS    NET ASSETS
---------                           ----------   ------------
Capital Appreciation(1)..........     0.850%        0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of the Trust, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                    FIRST $200                           EXCESS OVER
                                    MILLION OF   BETWEEN $200 MILLION   $400 MILLION
                                     AGGREGATE    AND $400 MILLION OF   OF AGGREGATE
PORTFOLIO                           NET ASSETS   AGGREGATE NET ASSETS    NET ASSETS
---------                           ----------   --------------------   ------------
Core Bond(1).....................     0.690%            0.640%             0.600%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Core Bond Trust, a series of the Trust, and the Core Bond Fund, a series of John Hancock Funds II, are included.

                                    FIRST $350    EXCESS OVER
                                    MILLION OF   $350 MILLION
                                     AGGREGATE   OF AGGREGATE
PORTFOLIO                           NET ASSETS    NET ASSETS
---------                           ----------   ------------
Core Equity(1)...................     0.850%        0.750%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Core Equity Trust, a series of the Trust, and the Core Equity Fund, a series of John Hancock Funds II, are included.

                                     FIRST $1     EXCESS OVER
                                    BILLION OF    $1 BILLION
                                     AGGREGATE   OF AGGREGATE
PORTFOLIO                           NET ASSETS    NET ASSETS
---------                           ----------   ------------
Global(1)........................     0.850%        0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Global Trust, a series of the Trust, the Global Fund, a series of John Hancock Funds II, the International Value Trust, a series of the Trust, and the International Value Fund, a series of John Hancock Funds II, are included.

                                    FIRST $100                           EXCESS OVER
                                    MILLION OF   BETWEEN $100 MILLION    $1 BILLION
                                     AGGREGATE     AND $1 BILLION OF    OF AGGREGATE
PORTFOLIO                           NET ASSETS   AGGREGATE NET ASSETS    NET ASSETS
---------                           ----------   --------------------   ------------
International Growth(1)                0.920%           0.895%             0.880%

(1) For purposes of determining Aggregate Net Assets, the net assets of both the International Growth Trust, a series of the Trust, the International Growth Fund, a series of John Hancock Funds III, and the International Growth Fund, a series of John Hancock Funds II, are included.

                                    FIRST $750    EXCESS OVER
                                    MILLION OF   $750 MILLION
                                     AGGREGATE   OF AGGREGATE
PORTFOLIO                           NET ASSETS    NET ASSETS
---------                           ----------   ------------
Large Cap Growth(1)..............     0.850%        0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Growth Trust, a series of the Trust, and the Large Cap Growth Fund, a series of John Hancock Funds II, are included.

                                    FIRST $100                                                  EXCESS OVER
                                    MILLION OF   BETWEEN $100 MILLION   BETWEEN $300 MILLION   $500 MILLION
                                     AGGREGATE    AND $300 MILLION OF    AND $500 MILLION OF   OF AGGREGATE
PORTFOLIO                           NET ASSETS   AGGREGATE NET ASSETS   AGGREGATE NET ASSETS    NET ASSETS
---------                           ----------   --------------------   --------------------   ------------
Large Cap Value(1)...............     0.850%            0.850%                 0.825%             0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Value Trust, a series of the Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                     FIRST $50                                                  EXCESS OVER
                                    MILLION OF    BETWEEN $50 MILLION   BETWEEN $100 MILLION   $250 MILLION
                                     AGGREGATE    AND $100 MILLION OF    AND $250 MILLION OF   OF AGGREGATE
PORTFOLIO                           NET ASSETS   AGGREGATE NET ASSETS   AGGREGATE NET ASSETS    NET ASSETS
---------                           ----------   --------------------   --------------------   ------------
Short-Term Bond(1)...............     0.600%            0.600%                 0.575%             0.550%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Short -Term Bond Trust, a series of the Trust, and the Short-Term Fund, a series of John Hancock Funds II, are included.

                                    FIRST $125    EXCESS OVER
                                    MILLION OF   $125 MILLION
                                     AGGREGATE   OF AGGREGATE
PORTFOLIO                           NET ASSETS    NET ASSETS
---------                           ----------   ------------
Small Company(1).................     1.050%        1.000%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Trust, a series of the Trust, and the Small Company Fund, a series of John Hancock Funds II, are included.

                                        FIRST       EXCESS OVER
PORTFOLIO                           $250 MILLION   $250 MILLION
---------                           ------------   ------------
Small Company Growth Trust(1)....       1.05%          1.00%

(1) When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth Trust is 1.00% on all assets. For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Growth Trust, the All Cap Growth Trust and the Mid Cap Core Trust, each a series of the Trust, and of the Small Company Growth Fund, the All Cap Growth Fund and the Mid Cap Core Fund, each a series of John Hancock Funds II, are included.

                                      FIRST $7.5     EXCESS OVER
                                      BILLION OF     $7.5 BILLION
                                    AGGREGATE NET    OF AGGREGATE
PORTFOLIO                             ASSETS(1)     NET ASSETS(1)
---------                           -------------   -------------
Lifestyle Aggressive 1000........       0.050%          0.040%
Lifestyle Growth 820.............       0.050%          0.040%
Lifestyle Balanced 640...........       0.050%          0.040%
Lifestyle Moderate 460...........       0.050%          0.040%
Lifestyle Conservative 280.......       0.050%          0.040%

(1)  For purposes of determining Aggregate Net Assets, the net assets of:
     Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust, and Lifestyle Conservative 280 Trust, each a series of John Hancock Trust, and Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, Lifestyle Conservative Trust, each a series of John Hancock Funds II, are included.

                              GROWTH & INCOME TRUST

                                        BETWEEN            BETWEEN            BETWEEN
                         FIRST      $50 MILLION AND   $200 MILLION AND   $500 MILLION AND   EXCESS OVER
PORTFOLIO             $50 MILLION     $200 MILLION      $500 MILLION        $1 BILLION       $1 BILLION
---------             -----------   ---------------   ----------------   ----------------   -----------
Growth & Income (1)      0.700%          0.700%            0.700%             0.650%           0.600%

(1) Upon the approval of shareholders, the Growth & Income advisory fee increases to:

                         FIRST $500                                                   EXCESS OF $250
                         MILLION OF    BETWEEN $500 MILLION     BETWEEN $1 BILLION      MILLION OF
                         AGGREGATE      AND $1 BILLION OF      AND $2.5 BILLION OF     AGGREGATE NET
PORTFOLIO               NET ASSETS*   AGGREGATE NET ASSETS*   AGGREGATE NET ASSETS*       ASSETS*
---------               -----------   ---------------------   ---------------------   --------------
Growth & Income Trust      0.780%             0.760%                  0.750%              0.740%

* For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a)  the Growth & Income Trust, a series of John Hancock Trust,

(b) that portion of the net assets of the Managed Trust, a series of John Hancock Trust, that is managed by GMO,.

(c)  U.S. Core Fund, a series of John Hancock Funds III,

(d)  Growth & Income Fund, a series of John Hancock Funds II, and

(e) that portion of the net assets of the Managed Fund, a series of John Hancock Funds II, that is managed by GMO.

JHT Supp Oct. 13,2005